LOOMIS SAYLES FUNDS

NATIXIS FUNDS

NATIXIS ETFs

Supplement dated December 2, 2025 to the Loomis Sayles Funds Statements of Additional Information, dated February 1, 2025, Natixis Funds Statements of Additional Information, dated February 1, 2025, April 1, 2025, May 1, 2025, June 1, 2025, and the Natixis ETFs Statement of Additional Information, dated May 1, 2025, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Limited Term Government and Agency Fund

Gateway Fund	Loomis Sayles Securitized Asset Fund

Gateway Equity Call Premium Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund

Loomis Sayles Bond Fund	Loomis Sayles Small Cap Growth Fund

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Small Cap Value Fund

Loomis Sayles Fixed Income Fund	Loomis Sayles Small/Mid Cap Growth Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Strategic Alpha Fund

Loomis Sayles Global Bond Fund	Loomis Sayles Strategic Income Fund

Loomis Sayles Global Growth Fund	Mirova Global Megatrends Fund

Loomis Sayles Growth Fund	Natixis Gateway Quality Income ETF

Loomis Sayles High Income Fund	Natixis Loomis Sayles Focused Growth ETF

Loomis Sayles High Income Opportunities Fund	Natixis Oakmark Fund

Loomis Sayles Inflation Protected Securities Fund	Natixis Oakmark International Fund

Loomis Sayles Institutional High Income Fund	Natixis U.S. Equity Opportunities Fund

Loomis Sayles Intermediate Duration Bond Fund	Natixis Vaughan Nelson Select ETF

Loomis Sayles International Growth Fund	Vaughan Nelson Mid Cap Fund

Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Select Fund

Loomis Sayles Investment Grade Fixed Income Fund	Vaughan Nelson Small Cap Fund

Effective November 26, 2025, Natalie R. Wagner has resigned as Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer of the Trusts. Accordingly, all references to Natalie R. Wagner are removed from each SAI.

Effective November 26, 2025, Susan McWhan Tobin has been appointed as Chief Compliance Officer and Anti-Money Laundering Officer of the Trusts. Accordingly, the “Officers of the Trust(s)” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” in each SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust(s)	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST
Susan McWhan Tobin (1963)	Secretary and Chief Legal Officer	Since 2022	Executive Vice President, General Counsel and Secretary, Natixis Advisors, LLC and Natixis Distribution, LLC; formerly, Executive Vice President and Chief Compliance Officer of Natixis Investment Managers (March 2019 - May 2022)

Chief Compliance Officer and Anti-Money Laundering Officer	Since 2025

[1]

Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

[2]

Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, LLC, Natixis Advisors, LLC or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a Trustee’s or officer’s current position with such entity.